MEMBER MANAGEMENT FEES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Member Management Fee Payable [Abstract]
Schedule of members management fees payable

	As of December 31,
	2018	2019
	RMB	RMB
Member management fees payable	108,384	78,355